Related Party Transactions - Disclosure of transactions between related parties (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related party transactions [abstract]
Research and development	$ 48,404	$ 48,358	$ 166,023
Related party transactions	$ 48,404	$ 48,358	$ 166,023